Cettnas

[redacted]

13003777

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC
NOV 19 2013
Washington, DC 20549

November 19, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 13, 2013 The Nasdaq Stock Market (the "Exchange") received from Sungy Mobile Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each
representing six Class A ordinary shares
Class A ordinary shares, par value US$ 0.0001 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

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[1] Not for trading, but only in connection with the listing of the American depositary shares on the Nasdaq Stock Market LLC. The American depositary shares represent Class A ordinary shares and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6.